Accounts receivable	12 Months Ended
Mar. 31, 2018
Receivables [Abstract]
Accounts receivable

5. Accounts receivable

Accounts receivable, net consists of the following:

	As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Accounts receivable	1,183,083	2,352,014	36,124
Less: Allowance for doubtful accounts	(44,478)	(128,559)	(1,974)

Total	1,138,605	2,223,455	34,149

Activity for the allowance for doubtful accounts receivable is as follows:

	As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Balance at the beginning of the year	44,478	44,478	683
Provision for doubtful accounts	—	84,081	1,291

Balance at the end of the year	44,478	128,559	1,974